Pax World Funds Series Trust I

ESG Managers Asset Allocation Portfolios

Supplement Dated September 26, 2013

to the

Prospectus

Dated May 1, 2013

Beginning October 1, 2013, the ESG Managers Portfolios plan to invest primarily through mutual funds and/or exchange-traded funds (“ETFs”).  Pax World Management LLC has agreed, effective October 1, 2013, to reduce the management fees it is paid by each ESG Managers Portfolio with respect to the portion of assets invested in mutual funds and/or ETFs to an annual rate of 0.45% of the Fund’s average daily net assets that are so invested.

Accordingly, effective October 1, 2013, the tables entitled “Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)” and “Example of Expenses” for each of the ESG Managers Portfolios are deleted in their entirety and replaced with the following:

ESG Managers Growth Portfolio (pages 5&6)

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)

	Class A	Institutional	Class C
Management Fees(3),(4)	0.51%	0.51%	0.51%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses(5)	1.83%	1.83%	1.83%
Acquired Fund Fees and Expenses(3),(6)	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	3.28%	3.03%	4.03%
Contractual Reimbursements(3),(7)	-1.56%	-1.56%	-1.56%
Net Annual Fund Operating Expenses	1.72%	1.47%	2.47%

(1) This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(2) This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(3) Restated to give effect to contractual changes effective October 1, 2013, assuming assets allocated to certain Sleeve Subadvisers during the most recent fiscal year were instead allocated to mutual funds or ETFs advised or subadvised by such Sleeve Subadvisers.

(4)This fee is blended, applying the reduced 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying previously existing management fees to the portion of fund assets managed directly by Sleeve Subadvisers.

(5) Restated to reflect cost savings that will result from contractual changes effective October 1, 2013, including contractual reductions in custody and fund accounting service fees.

(6) Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

(7) The Adviser has agreed contractually to reimburse a portion of the Fund’s expenses so that the Fund’s Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than ETFs) advised by the Adviser), as a percentage of its average net assets, do not exceed 0.39% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2015 unless modified or terminated by the Fund’s Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$715	$1,219	$1,904	$3,720
Institutional Shares	$150	$632	$1,308	$3,116
Class C Shares without redemption	$250	$932	$1,796	$4,030
Class C Shares with redemption	$350	$932	$1,796	$4,030

ESG Managers Growth and Income Portfolio (pages 13&14)

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)

	Class A	Institutional	Class C
Management Fees(3),(4)	0.50%	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses(5)	2.23%	2.23%	2.23%
Acquired Fund Fees and Expenses(3),(6)	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	3.67%	3.42%	4.42%
Contractual Reimbursements(3),(7)	-1.99%	-1.99%	-1.99%
Net Annual Fund Operating Expenses	1.68%	1.43%	2.43%

(1) This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(2) This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(3) Restated to give effect to contractual changes effective October 1, 2013, assuming assets allocated to certain Sleeve Subadvisers during the most recent fiscal year were instead allocated to mutual funds or ETFs advised or subadvised by such Sleeve Subadvisers.

(4) This fee is blended, applying the reduced 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying previously existing management fees to the portion of fund assets managed directly by Sleeve Subadvisers.

(5) Restated to reflect cost savings that will result from contractual changes effective October 1, 2013, including contractual reductions in custody and fund accounting service fees.

(6) Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

(7) The Adviser has agreed contractually to reimburse a portion of the Fund’s expenses so that the Fund’s Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by  the Fund through its investment in funds (other than ETFs) advised by the Adviser), as a percentage of its average net assets, do not exceed 0.34% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2015 unless modified or terminated by the Fund’s Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth and Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$711	$1,251	$2,011	$4,002
Institutional Shares	$146	$666	$1,423	$3,423
Class C Shares without redemption	$246	$965	$1,906	$4,306
Class C Shares with redemption	$346	$965	$1,906	$4,306

ESG Managers Balanced Portfolio (pages 22&23)

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)

	Class A	Institutional	Class C
Management Fees(3),(4)	0.48%	0.48%	0.48%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses(5)	1.74%	1.74%	1.74%
Acquired Fund Fees and Expenses(3),(6)	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	3.11%	2.86%	3.86%
Contractual Reimbursements(3),(7)	-1.54%	-1.54%	-1.54%
Net Annual Fund Operating Expenses	1.57%	1.32%	2.32%

(1) This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(2) This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(3) Restated to give effect to contractual changes effective October 1, 2013, assuming assets allocated to certain Sleeve Subadvisers during the most recent fiscal year were instead allocated to mutual funds or ETFs advised or subadvised by such Sleeve Subadvisers.

(4) This fee is blended, applying the reduced 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying previously existing management fees to the portion of fund assets managed directly by Sleeve Subadvisers.

(5) Restated to reflect cost savings that will result from contractual changes effective October 1, 2013, including contractual reductions in custody and fund accounting service fees.

(6) Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

(7) The Adviser has agreed contractually to reimburse a portion of the Fund’s expenses so that the Fund’s Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by  the Fund through its investment in funds (other than ETFs) advised by the Adviser), as a percentage of its average net assets, do not exceed 0.29% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2015 unless modified or terminated by the Fund’s Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$701	$1,174	$1,827	$3,570
Institutional Shares	$134	$585	$1,226	$2,954
Class C Shares without redemption	$235	$886	$1,718	$3,884
Class C Shares with redemption	$335	$886	$1,718	$3,884

ESG Managers Income Portfolio (pages 31&32)

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)

	Class A	Institutional	Class C
Management Fees(3),(4)	0.46%	0.46%	0.46%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.00%	1.00%
Other Expenses(5)	3.01%	3.01%	3.01%
Acquired Fund Fees and Expenses(3),(6)	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	4.29%	4.04%	5.04%
Contractual Reimbursements(3),(7)	-2.82%	-2.82%	-2.82%
Net Annual Fund Operating Expenses	1.47%	1.22%	2.22%

(1) This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(2) This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”

(3) Restated to give effect to contractual changes effective October 1, 2013, assuming assets allocated to certain Sleeve Subadvisers during the most recent fiscal year were instead allocated to mutual funds or ETFs advised or subadvised by such Sleeve Subadvisers.

(4) This fee is blended, applying the reduced 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying previously existing management fees to the portion of fund assets managed directly by Sleeve Subadvisers.

(5) Restated to reflect cost savings that will result from contractual changes effective October 1, 2013, including contractual reductions in custody and fund accounting service fees.

(6) Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.

(7) The Adviser has agreed contractually to reimburse a portion of the Fund’s expenses so that the Fund’s Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by  the Fund through its investment in funds (other than ETFs) advised by the Adviser), as a percentage of its average net assets, do not exceed 0.24% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2015 unless modified or terminated by the Fund’s Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$593	$1,181	$2,072	$4,355
Institutional Shares	$124	$691	$1,578	$3,871
Class C Shares without redemption	$225	$989	$2,053	$4,709
Class C Shares with redemption	$325	$989	$2,053	$4,709

*     *     *

In addition, effective October 1, 2013, the last sentence of the second paragraph under the caption “Disclosure of Portfolio Holdings” on page 46 of the Statement of Additional Information is deleted.